Lease Liabilities	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Lease Liabilities

7. Lease liabilities

Obsidian Energy recognizes a right-of-use asset and a lease liability at the commencement date of the lease. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date. The right-of-use asset is depreciated generally over the term of the lease. The lease liability is initially measured at the present value of the lease payments discounted at the Company's incremental borrowing rates between 6 - 10 percent based on the nature of the asset.

Total lease liabilities included in the Consolidated Balance Sheets are as follows:

	Year ended December 31
	2025	2024
Balance, beginning of year	$6.6	$8.0
Additions	14.6	-
Accretion charges	0.4	0.6
Lease payments	(2.1)	(2.0)
Balance, end of year	$19.5	$6.6

Current portion	$3.3	$2.1
Non-current portion	$16.2	$4.5

The following table sets out a maturity analysis of lease payments, disclosing the undiscounted balance after December 31, 2025.

	2026	2027	2028	2029	2030	Thereafter	Total
Vehicle	$1.1	$0.6	$0.1	$-	$-	$-	$1.8
Office	0.7	0.8	0.5	-	-	-	2.0
Surface	-	-	-	-	-	1.1	1.1
Facilities	1.5	1.5	1.5	1.5	1.5	17.4	24.9
Total	$3.3	$2.9	$2.1	$1.5	$1.5	$18.5	$29.8